Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheet (Parentheticals) - Parent Company [Member] - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary share authorized		450,000,000	450,000,000
Ordinary share issued	[1]	2,054,943	2,053,143
Ordinary share outstanding	[1]	2,054,943	2,053,143
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary share authorized		50,000,000	50,000,000
Ordinary share issued	[1]	549,772	549,772
Ordinary share outstanding	[1]	549,772	549,772

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)